Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019		Dec. 31, 2018
Profit or loss [abstract]
Revenue	$ 229,038	[1]	$ 232,371	[2]
Cost of sales
Mining costs	(135,192)		(115,180)
Depletion, depreciation and amortization	(36,084)		(31,409)
Cost of sales	(171,276)		(146,589)
Gross profit from mining operations	57,762		85,782
General and administrative expenses	(19,515)		(18,919)
Selling expenses	(9,741)		(8,551)
Income from operations	28,506		58,312
Other income (expense)	(507)		(1,288)
Foreign currency exchange loss	(976)		(1,210)
Interest expense and other finance costs	(5,078)		(3,634)
Income before income tax	21,945		52,180
Income taxes (expense) recovery:
Current tax expense	(17,416)		(25,432)
Deferred tax recovery (expense)	4,888		(908)
Income tax expense	(12,528)		(26,340)
Net income	9,417		25,840
Net income attributable to:
Shareholders of the Company	4,431		18,814
Non-controlling interests	4,986		7,026
Total income (loss)	$ 9,417		$ 25,840
Weighted average shares outstanding (000s)
Basic	163,075		163,296
Diluted	164,705		164,676
Basic earnings per share	$ 0.03		$ 0.12
Diluted earnings per share	$ 0.03		$ 0.12

[1]	Includes provisional pricing adjustments of: $216 for Bolivar
[2]	Includes provisional pricing adjustments of: $1,289 for Yauricocha, $(190) for Bolivar, and $(45) for Cusi.